FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial assets	Rp 54,547	Rp 56,409
Financial liabilities	107,092	106,961
Gain or loss recognised in profit or loss	103
Other current financial assets | At fair value
FINANCIAL INSTRUMENTS
Financial assets	94	89
Financial assets, fair value	94	89
Other current financial assets | At fair value | Level 1
FINANCIAL INSTRUMENTS
Financial assets, fair value	94	89
Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	7,281	8,225
Long-term investment in financial instruments | At fair value
FINANCIAL INSTRUMENTS
Financial assets	7,254	8,174
Financial assets, fair value	7,254	8,174
Long-term investment in financial instruments | At fair value | Level 1
FINANCIAL INSTRUMENTS
Financial assets, fair value	1,529	1,668
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL INSTRUMENTS
Financial assets, fair value	5,725	6,506
Financial liabilities measured at amortized cost | Level 1
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	5,081	7,426
Financial liabilities measured at amortized cost | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	71,182	67,058
Financial liabilities measured at amortized cost | At fair value
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	76,263	74,484
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL INSTRUMENTS
Financial liabilities	75,787	73,727
Financial liabilities measured at amortized cost | Bonds
FINANCIAL INSTRUMENTS
Financial liabilities	2,696	5,043
Financial liabilities, fair value	3,458	5,669
Financial liabilities measured at amortized cost | Bonds | Level 1
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	3,458	5,669
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL INSTRUMENTS
Financial liabilities	41,149	36,341
Financial liabilities, fair value	40,863	36,472
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	40,863	36,472
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	24,492	23,925
Financial liabilities, fair value	24,492	23,925
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	24,492	23,925
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	75	104
Financial liabilities, fair value	75	104
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL INSTRUMENTS
Financial liabilities, fair value	75	104
FVTPL | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	94	89
FVTPL | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	7,254	8,174
FVTOCI | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	27	51
Financial assets, fair value	27	51
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL INSTRUMENTS
Financial assets		Rp 51
Financial assets, fair value	Rp 27